Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment In:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Total Stockholder Return(3) ($)	Peer Group Total Stockholder Return(4) ($)	Net Income (Loss) ($ Millions) ($)	Adjusted EBITDA ($ Millions)(5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	41,095,031	16,571,776	3,656,904	618,648	59.04	126.63	(152.90)	68.00

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	CEO	Non-CEO NEOs

2024	Junkoo Kim	David J. Lee, Chankyu Park, Yongsoo Kim, Hyeeun Son

Peer Group Issuers, Footnote	Peer Group Total Stockholder Return represents the weighted average return on a fixed investment of $100 in the companies of: Bumble Inc., Fastly, Inc., fuboTV Inc., Grindr Inc., Lions Gate Entertainment Corp., Pinterest, Inc., Playstudios, Inc., Playtika Holding Corp., Roblox Corp, Unity Software Inc., Vimeo, Inc., Ziff Davis, Inc., and Reddit Inc. for the period beginning on June 27, 2024, through the end of the fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 41,095,031
PEO Actually Paid Compensation Amount	$ 16,571,776
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024
	CEO ($)	Average Non-CEO NEOs ($)

Total Compensation from Summary Compensation Table	41,095,031	3,656,904
Adjustments for Equity Awards(a)
Adjustment for grant date values in the Summary Compensation Table	(9,999,990)	(3,211,338)
Year-end fair value of unvested awards granted in the current year	6,035,550	1,781,043
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	(1,395,498)
Fair values at vest date for awards granted and vested in current year	—	149,282
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(20,558,815)	(361,745)
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments for Equity Awards	(24,523,255)	(3,038,256)
Compensation Actually Paid (as calculated)	16,571,776	618,648

Non-PEO NEO Average Total Compensation Amount	$ 3,656,904
Non-PEO NEO Average Compensation Actually Paid Amount	$ 618,648
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024
	CEO ($)	Average Non-CEO NEOs ($)

Total Compensation from Summary Compensation Table	41,095,031	3,656,904
Adjustments for Equity Awards(a)
Adjustment for grant date values in the Summary Compensation Table	(9,999,990)	(3,211,338)
Year-end fair value of unvested awards granted in the current year	6,035,550	1,781,043
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	(1,395,498)
Fair values at vest date for awards granted and vested in current year	—	149,282
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(20,558,815)	(361,745)
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments for Equity Awards	(24,523,255)	(3,038,256)
Compensation Actually Paid (as calculated)	16,571,776	618,648

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
In our assessment, the most important financial performance measures used to link compensation actually paid to our NEOs in 2024, as calculated in accordance with the SEC rules, to our performance were:
•Adjusted EBITDA
•Revenue
•Profit/EBITDA Margin

Total Shareholder Return Amount	$ 59.04
Peer Group Total Shareholder Return Amount	126.63
Net Income (Loss)	$ (152,900,000)
Company Selected Measure Amount	68,000,000.00
PEO Name	Junkoo Kim
Additional 402(v) Disclosure	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
3.    Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on June 27, 2024, the date our common stock commenced regular-way trading on the Nasdaq Exchange, through the end of the fiscal year, assuming reinvestment of dividends.
The following three graphs describe the relationship between “compensation actually paid” to the CEO, as calculated in accordance with the SEC rules, and the average of “compensation actually paid” to the NEOs other than the CEO, all as calculated in accordance with SEC rules, and the TSR, net income, and Adjusted EBITDA information presented in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure. See Appendix A of this Proxy Statement for additional information on non-GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Profit/EBITDA Margin
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,523,255)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,999,990)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,035,550
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,558,815)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,038,256)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,211,338)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,781,043
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,395,498)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,282
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,745)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0